Net (Loss) Income Per Share - Schedule of Net (Loss) Income Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Earnings Per Share [Abstract]
Net (loss) income attributable to stockholders of Teekay Corporation	$ (42,987)	$ 11,367	$ (43,475)	$ 5,231
Weighted average number of common shares	72,036,526	70,393,531	71,687,549	70,142,301
Dilutive effect of stock-based compensation		921,098		1,000,062
Common stock and common stock equivalents	72,036,526	71,314,629	71,687,549	71,142,363
(Loss) income per common share:
Basic	$ (0.60)	$ 0.16	$ (0.61)	$ 0.07
Diluted	$ (0.60)	$ 0.16	$ (0.61)	$ 0.07